Call Money and Funds Purchased (Summary of Funds Transactions) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Call Money and Funds Purchased Transactions [Line Items]
Amount	¥ 5,094,171	¥ 3,437,614
Weighted average interest rate	0.09%	0.01%
Minimum
Call Money and Funds Purchased Transactions [Line Items]
Principal range of maturities	1 day	1 day
Maximum
Call Money and Funds Purchased Transactions [Line Items]
Principal range of maturities	30 days	30 days